Equity - Schedule of non-distributable reserves (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Non-distributable reserves	€ 6,225	€ 5,672	€ 6,727
ING Bank
Disclosure of equity [Line Items]
Non-distributable reserves	6,225	5,672	6,727
Other
Disclosure of equity [Line Items]
Non-distributable reserves	€ 0	€ 0	€ 0